Equity-Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Of Financial Position Of Wallbox
The summarized statement of financial position of Wallbox Fawsn is as follows:

	Wallbox Fawsn
(In Euros)	31 Dec 2021	31 Dec 2020

Property, plant and equipment	187,183	191,989
Non-current financial assets	143,570	—

Non-Current Assets	330,753	191,989
Inventories	674,250	227,086
Trade and other financial receivables	534,206	23,782
Advance payments	2,139	28,680
Cash and cash equivalents	198,421	160,238

Current Assets	1,409,016	439,786

Total Assets	1,739,769	631,775

Loans and borrowings	2,501,842	467,435

Non-Current Liabilities	2,501,842	467,435
Trade and other financial payables	1,020,729	27,796
Loans and borrowings	—	467,414

Current Liabilities	1,020,729	495,210

Total Liabilities	3,522,571	962,645

Foreign currency translation reserve	147,632	1,648

Net Assets (Liabilities)	(1,635,170)	(329,222)

Group’s share in equity - 50% (2020; 50%)	—	—
Goodwill	—	—

Group’s carrying amount of the investment	—	—

	Wallbox Fawsn
(In Euros)	2021	2020	2019
Revenue	1,851,953	352,761	114
Changes in inventories and raw materials and consumables used	(1,641,911)	(539,958)	(435,565)
Other operating expenses	(1,448,433)	(648,804)	(339,239)
Amortization and depreciation	(8,435)	(3,527)	(1,534)

Operating Loss	(1,246,826)	(839,528)	(776,224)
Finance (costs)/income	(59,122)	(4,776)	1,423

Loss before Tax	(1,305,948)	(844,304)	(774,801)
Income tax expense	—	(127)	(328)

Loss for the Year	(1,305,948)	(844,431)	(775,129)

Group’s share of loss for the year - 50% (2020 and 2019; 50%)	(652,974)	(422,216)	(387,565)

Summary Of Details and movement of equity-accounted investees
Details and movement of equity-accounted investees are as follows:

(In Euros)	Group’s share of loss for the year	Equity- Accounted Investees	Unrecognized share of losses

At 15 June 2019	—	641,051	—

Loss for the Year 2019	(387,565)	(387,565)	—

At 31 December 2019		253,486	—

Loss for the Year 2020	(422,216)	(253,486)	(168,730)

At 31 December 2020		—	(168,730)

Loss for the Year 2021	(652,974)	—	(652,974)

At 31 December 2021		—	(821,704)